Subsequent Events (Narrative) (Detail) ¥ / shares in Units, Rp / shares in Units, ¥ in Millions, Rp in Billions	Jun. 06, 2019 JPY (¥) ¥ / shares	May 27, 2019 JPY (¥)	May 01, 2019	Apr. 29, 2019 JPY (¥)	Apr. 29, 2019 IDR (Rp) Rp / shares	Aug. 03, 2018 JPY (¥)		Aug. 03, 2018 IDR (Rp) Rp / shares	Dec. 29, 2017 JPY (¥)		Dec. 29, 2017 IDR (Rp) Rp / shares	Apr. 29, 2019 ¥ / shares		Aug. 03, 2018 ¥ / shares		Dec. 29, 2017 ¥ / shares
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Subsequent Event [Line Items]
Additional equity interests acquired, in percentage						20.10%		20.10%
Price per share paid | (per share)								Rp 8,921			Rp 8,323			¥ 69	[1]	¥ 70	[2]
Investment amount paid						¥ 132,300	[1]	Rp 17,187.0	¥ 133,000	[2]	Rp 15,875.0
Equity interest after acquisition, in aggregated percentage						40.00%		40.00%	19.90%		19.90%
Exchange rate of IDR								0.0077			0.0084			0.0077		0.0084
Subsequent Event [Member]
Subsequent Event [Line Items]
Exchange rate of IDR					0.008							0.008
Subsequent Event [Member] | MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Subsequent Event [Line Items]
Additional equity interests acquired, in percentage				54.00%	54.00%
Price per share paid | (per share)					Rp 9,590							¥ 77	[3]
Investment amount paid				¥ 397,000	Rp 50,000.0
Equity interest after acquisition, in aggregated percentage			94.10%	94.00%	94.00%
Subsequent Event [Member] | MUFG Bank's Acquisition of Shares in Bank Nusantara Parahyangan in Indonesia [Member]
Subsequent Event [Line Items]
Additional equity interests acquired, in percentage				92.10%	92.10%
Price per share paid | (per share)					Rp 4,088							¥ 33	[3]
Investment amount paid				¥ 24,100	Rp 3,000.0
Equity interest after acquisition, in aggregated percentage				99.90%	99.90%
Subsequent Event [Member] | Non-cumulative and Non-dilutive Perpetual Preferred Securities [Member]
Subsequent Event [Line Items]
Redemption Date		Jul. 25, 2019
Subsequent Event [Member] | MUFG Capital Finance 8 Limited [Member] | Non-cumulative and Non-dilutive Perpetual Preferred Securities [Member]
Subsequent Event [Line Items]
Redemption amount		¥ 90,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Dividends payable, amount per share | ¥ / shares	¥ 11
Dividends payable, total amount	¥ 142,552
Dividends payable, date to be paid	Jun. 28, 2019
Dividends payable, date of record	Mar. 31, 2019

[1]	Calculated based on the exchange rate of IDR1 = ¥0.0077
[2]	Calculated based on the exchange rate of IDR1 = ¥0.0084
[3]	Calculated based on the exchange rate of IDR1 = ¥0.008